Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Evaluation for impairment of substandard and nonaccrual commercial loans	$ 500,000	500,000
Commercial real estate impaired loans fair value	43,700,000
Total amount of all impaired loans	52,856,000	45,992,000	82,641,000
Commercial real estate impaired loans current appraisals	0
Commercial real estate impaired loans needing current appraisals	0
Impaired commercial real estate loans that do not have current appraisals	700,000
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Commercial real estate impaired loans fair value	27,000,000
Percentage of total impaired loans comprised	51.00%
Total amount of all impaired loans	26,968,000	21,028,000	39,994,000
Charge offs on loans	$ 9,900,000
Minimum [Member]
Financing Receivable, Impaired [Line Items]
Loans considered nonperforming (in days)	90 days	90 days